Annual Total Returns [BarChart] - Growth Fund - Growth Fund	Apr. 30, 2021
Bar Chart Table:
2011	(2.09%)
2012	17.57%
2013	43.40%
2014	8.38%
2015	9.43%
2016	2.54%
2017	37.68%
2018	3.96%
2019	28.36%
2020	38.65%